SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of Research and Development Expenses
a.	Research and development expenses:

	Year ended December 31,
	2020	2019	2018

Subcontractors and consultants	$217	$21	$171
Payroll and related expenses	90	59	-
Share-based compensation expense	18	14	-
Patent	29	42	52

	$354	$136	$223

Schedule of General and Administrative Expenses
b.	General and administrative expenses:

	Year ended December 31,
	2020	2019	2018

Professional services	$727	$342	$218
Payroll and related expenses	154	60	-
D&O insurance	360	-	-
Rent and office maintenance	37	33	34
Share-based compensation expense	20	75	(*	)
Others	19	43	25

	$1,317	$553	$277

Schedule of Financial Expenses, Net
c.	Financial expenses, net:

	Year ended December 31,
	2020	2019	2018

Interest expense and amortization of discount on convertible notes	987	541	324
Issuance expenses	65	47	-
Bank fees	3	2	1
Change in fair value of derivative warrant liability	1,105	2	-
Exchange rate differences	2	(2)	3
Total financial expenses, net	$2,162	$590	$328

(*) Represents amount less than $1